CONDENSED STATEMENTS OF OPERATIONS - USD ($)	10 Months Ended	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2022
General and administrative expenses		$ 9,040,589
Other income
Net income (loss)		$ (14,245,878)
Weighted average shares outstanding, basic		34,506,400
Weighted average shares outstanding, diluted		34,506,400
Basic net income (loss) per ordinary share (in dollars per share)		$ (0.41)
Diluted net income (loss) per ordinary share (in dollars per share)		$ (0.41)
Galata Acquisition Corp.
General and administrative expenses	$ 846,086	$ 2,951,973
Total operating expenses	846,086	2,951,973
Other income
Interest income	4,787	2,114,858
Total other income	4,787	2,114,858
Net income (loss)	$ (841,299)	$ (837,116)
Class A ordinary shares | Galata Acquisition Corp.
Other income
Weighted average shares outstanding, basic	8,695,747	14,375,000
Weighted average shares outstanding, diluted	8,695,747	14,375,000
Basic net income (loss) per ordinary share (in dollars per share)	$ (0.07)	$ (0.05)
Diluted net income (loss) per ordinary share (in dollars per share)	$ (0.07)	$ (0.05)
Class B ordinary shares | Galata Acquisition Corp.
Other income
Weighted average shares outstanding, basic	3,593,750	3,593,750
Weighted average shares outstanding, diluted	3,593,750	3,593,750
Basic net income (loss) per ordinary share (in dollars per share)	$ (0.07)	$ (0.05)
Diluted net income (loss) per ordinary share (in dollars per share)	$ (0.07)	$ (0.05)